Supplement to

CALVERT IMPACT FUND, INC.
Calvert Global Alternative Energy Fund

Statement of Additional Information dated January 31, 2009

Date of Supplement: December 15, 2009

Under “Portfolio Manager Disclosure-- Other Accounts Managed by Portfolio Managers of the Funds – Global Alternative Energy” on page 36, below the information provided for Treasa Ni Chonghaile, add the following:

KBC:
 Colm O’Connor

Accounts Managed other than Global Alternative Energy as of October31, 2009	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	2	5
Total Assets in Other Accounts Managed	$0	$348.1 million	$212.6 million
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0

Under “Portfolio Manager Disclosure– Potential Conflicts of Interest in Managing a Fund and Other Accounts – Global Alternative Energy and Global Water” on page 38, delete the heading listing the portfolio managers and replace it with the following:

KBC:
Jens Peers, Treasa Ni Chonghaile (Global Alternative Energy only), Colm O’Connor (Global Alternative Energy only) and Craig Bonthron (Global Water only)

Under “Portfolio Manager Disclosure-- Compensation of Portfolio Managers of the Funds – Global Alternative Energy and Global Water” on page 40, delete the heading listing the portfolio managers and replace it with the following:

KBC:
Jens Peers, Treasa Ni Chonghaile (Global Alternative Energy only), Colm O’Connor (Global Alternative Energy only) and Craig Bonthron (Global Water only)

In the chart under “Portfolio Manager Disclosure-- Securities Ownership of Portfolio Managers of the Funds – Global Alternative Energy” on page 41, below the information provided for Treasa Ni Chonghaile, add the following information (column headings are added for ease of reference):

Fund	Firm	Name of Portfolio Manager	Fund Ownership
Global Alternative Energy	KBC	Colm O’Connor	None (as of October 31, 2009)